Filed pursuant to Rule 497(e)
Registration Nos. 333-118634; 811-21625
Intrepid Capital Management Funds Trust

Intrepid Endurance Fund Institutional Class (Ticker: ICMZX) Investor Class (Ticker: ICMAX)

April 7, 2022
Supplement to the Currently Effective Summary Prospectus and
Statutory Prospectus, each dated January 31, 2022
Name Change
Effective as of June 6, 2022, the name of the Intrepid Endurance Fund will change to the Intrepid Small Cap Fund, and all references in the Prospectus and Summary Prospectus are hereby changed to the new name as of that date. In connection with this change, the Fund’s investment objective and investment strategies will remain the same, and the Fund has adopted, in accordance with the requirements of Rule 35d- 1 under the Investment Company Act of 1940, an operating policy that the Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in small capitalization companies. The first sentence under “Principal Investment Strategies” in the Prospectus and Summary Prospectus is hereby amended and restated in its entirety as follows, effective as of June 6, 2022:
“Under normal conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of small capitalization companies.”
If you have any questions, please call the Intrepid Funds at 1-866-996-FUND (toll free).
******
Please Read Carefully and Keep for Future Reference

Filed pursuant to Rule 497(e)
Registration Nos. 333-118634; 811-21625
Intrepid Capital Management Funds Trust

Intrepid Endurance Fund Institutional Class (Ticker: ICMZX) Investor Class (Ticker: ICMAX)

April 7, 2022
Supplement to the Currently Effective Statement of Additional Information dated January 31, 2022

Name Change

Effective as of June 6, 2022, the name of the Intrepid Endurance Fund will change to the Intrepid Small Cap Fund, and all references in the Prospectus and Summary Prospectus are hereby changed to the new name as of that date. In connection with this change, the Fund’s investment objective and investment strategies will remain the same, and the Fund has adopted, in accordance with the requirements of Rule 35d- 1 under the Investment Company Act of 1940, an operating policy that the Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in small capitalization companies. The following disclosure hereby is added to and supplements the disclosure under “Investment Restrictions” in the Statement of Additional Information, effective as of June 6, 2022:

“The Intrepid Small Cap Fund (formerly known as the Intrepid Endurance Fund) has adopted a non-fundamental policy in accordance with the requirements of Rule 35d-1 under the 1940 Act, that the Intrepid Small Cap Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in small capitalization companies. The Fund defines small capitalization companies to include companies having a capitalization that does not exceed the upper limit of the capitalization ranges of the higher of the Morningstar Small Cap Index or the S&P SmallCap 600® Index during the most recent 12 months. For the 12 months ended December 31, 2021 this limit was approximately $7.9 billion. The Board may change this non-fundamental policy without shareholder approval. If the Board approves a change to this non-fundamental policy for the Fund, then the Fund will provide a sixty (60) day written notice to the shareholders before implementing the change of policy. Any such notice will be provided in plain English in a separate written disclosure document containing the following prominent statement in bold-type: “Important Notice Regarding Change in Investment Policy.” If the notice is included with other communications to shareholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.”

If you have any questions, please call the Intrepid Funds at 1-866-996-FUND (toll free).

******

Please Read Carefully and Keep for Future Reference